Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)		9 Months Ended			12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (10,232)	$ (6,758,535)
Prepaid expenses	10,232	(782,790)
Accounts payable		192,353
Accrued liabilities		124,868
Due to related party		708
Net cash used in operating activities		(3,080,991)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares		25,000
Net gain from investments held in Trust Account		(19,739)
Change in fair value of derivative warrant liabilities		3,531,550
Offering costs – derivative warrant liabilities		605,594
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(382,594,570)
Net cash used in investing activities		(382,594,570)
Proceeds from note payable to related party		855,500
Repayment of note payable to related party		(160,000)
Proceeds received from initial public offering, gross		382,594,570
Proceeds received from private placement		10,160,580
Offering costs paid		(7,771,937)
Net cash provided by financing activities		385,678,713
Cash Flows from Financing Activities:
Net (decrease) increase in cash and cash equivalents and restricted cash		3,152
Cash – beginning of the period
Cash – end of the period		3,152	$ 3,152
Deferred offering costs included in accrued expenses	80,000
Offering costs included in accrued expenses		70,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Offering costs paid by related party under promissory note		74,500
Deferred underwriting commissions		13,390,810
VIECO USA, Inc.
Cash Flows from Operating Activities:
Net loss			(115,333,000)	$ (137,202,000)	$ (121,504,000)	$ (194,622,000)
Accounts receivable			2,035,000	553,000	(1,351,000)	(2,007,000)
Contract costs, net			(2,668,000)
Inventory			(24,345,000)	(1,183,000)	(66,000)
Prepayments			(2,492,000)	778,000	320,000	(317,000)
Deferred transaction costs			(230,000)
Other noncurrent assets			(31,000)	(109,000)	(82,000)	(54,000)
Due (to) from related party, net			(83,000)	935,000	898,000	(9,231,000)
Accounts payable			5,129,000	4,128,000	(480,000)	782,000
Other long-term liabilities			(727,000)	(245,000)	(472,000)	290,000
Accrued liabilities			1,607,000	2,709,000	5,921,000	(757,000)
Deferred revenue			11,681,000	479,000	(48,090,000)	555,000
Other, net			(341,000)	(182,000)	(70,000)	(380,000)
Net cash used in operating activities			(111,696,000)	(112,961,000)	(143,016,000)	(183,919,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			8,308,000	2,250,000	3,154,000	3,529,000
Depreciation and amortization			10,783,000	10,514,000	13,975,000	16,494,000
Gain on disposal by sale of property and equipment						(18,000)
Inventory write-down			1,569,000
Non-cash interest on long-term debt, due to Parent Company				3,614,000	4,831,000	1,817,000
Non-cash investment in Sky and Space			(1,706,000)
Change in fair value of equity investment in Sky and Space			183,000
Change in fair value of equity investment in Arqit			(5,035,000)
Cash Flows from Investing Activities:
Purchase of property and equipment			(16,791,000)	(9,649,000)	(13,337,000)	(15,788,000)
Purchase of investment in Arqit			(5,000,000)
Proceeds from sale of property and equipment				39,000	39,000	38,000
Net cash used in investing activities			(21,791,000)	(9,610,000)	(13,298,000)	(15,750,000)
Proceeds from long-term debt, due to Parent Company						228,460,000
Distributions to related party						(104,200,000)
Payments of finance lease obligations			(187,000)	(155,000)	(243,000)	(165,000)
Cash received from the sale of non-controlling interest			1,733,000	220,000	409,000	318,000
Advances to non-controlling stockholders			18,000		(18,000)
Parent Company contributions			137,141,000	116,000,000	150,000,000	210,819,000
Parent Company distributions				(118,488,000)	(118,488,000)	(160,000)
Net cash provided by financing activities			138,705,000	(2,423,000)	31,660,000	335,072,000
Cash Flows from Financing Activities:
Net (decrease) increase in cash and cash equivalents and restricted cash			5,218,000	(124,994,000)	(124,654,000)	135,403,000
Cash – beginning of the period			26,786,000	151,440,000	151,440,000	16,037,000
Cash – end of the period		32,004,000	32,004,000	26,446,000	26,786,000	151,440,000
Cash and cash equivalents		$ 31,176,000	31,176,000	23,973,000	22,433,000	148,967,000
Restricted cash			828,000	2,473,000	4,353,000	2,473,000
Cash and cash equivalents and restricted cash			32,004,000	26,446,000	26,786,000	151,440,000
Conversion of long-term debt due to Parent Company to Parent Company non-cash contributions			235,108,000
Deferred transaction costs in accounts payable and accrued liabilities			6,070,000
Unpaid property, plant and equipment received			$ 105,000	$ 31,000	$ 26,000	$ 167,000